Accrued Expenses	12 Months Ended
Dec. 31, 2017
Accrued Expenses [Abstract]
Accrued Expenses

NOTE 10 – ACCRUED EXPENSES

Accrued expenses as of December 31, 2017 and 2016 consisted of the following:

	December 31, 2017	December 31, 2016
Accrued voyage expenses	$1,805	$1,526
Accrued loan interest	1,981	700
Accrued legal and professional fees	889	769
Accrued bonus	4,125	1,450

Total accrued expenses	$8,800	$4,445

In December 2016, the Compensation Committee of Navios Partners authorized and approved an aggregate cash payment of $3,300 subject to fulfillment of certain service conditions that were provided and completed during 2016 and 2017. In December 2017, the Compensation Committee of Navios Partners authorized and approved a cash payment of $1,825 for which all service conditions had been met as of December 31, 2017. Also, the Compensation Committee of Navios Partners authorized and approved an additional $1,825 cash payment to the directors and/or officers of the Company subject to fulfillment of certain conditions in 2018. As of December 31, 2017 and 2016, an accrued amount of $4,125 and $1,450 is included in accrued bonus and an amount of $800 and $200 was paid during 2017 and 2016, respectively. The total amount of $3,475 and $1,650 was recorded in general and administrative expenses in consolidated Statements of Operations for the years ended December 31, 2017 and 2016, respectively.